IMPAIRMENT OF GOODWILL AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Schedule of impairment of goodwill and other assets

	2018	2017	2016

Impairment of goodwill	$—	$30.0	$40.1
Impairment of intangible assets	—	13.8	0.8
	$—	$43.8	$40.9